CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash flows from operating activities
Profit after tax	€ 5,376	€ 5,283	€ 3,370
Adjustments to reconcile profit after tax to net cash flow from operating activities:
Depreciation and amortization	1,775	1,831	1,872
Share-based payment expenses	2,794	1,084	1,835
Income tax expense	1,471	1,938	1,226
Financial income, net	(2,174)	(776)	(198)
Decrease/increase in allowances on trade receivables	(11)	68	14
Other adjustments for non-cash items	39	(198)	(54)
Decrease/increase in trade and other receivables	414	821	(1,469)
Decrease/increase in other assets	(706)	(651)	(583)
Increase/decrease in trade payables, provisions, and other liabilities	475	293	328
Increase/decrease in contract liabilities	100	128	984
Share-based payments	(1,120)	(1,310)	(1,257)
Interest paid	(202)	(244)	(341)
Interest received	56	122	97
Income taxes paid, net of refunds	(2,063)	(1,194)	(2,329)
Net cash flows from operating activities	6,223	7,194	3,496
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired	(1,142)	(662)	(6,215)
Cash flows from sale of subsidiaries or businesses	(72)	203	61
Purchase of intangible assets and property, plant, and equipment	(800)	(816)	(817)
Proceeds from sales of intangible assets or property, plant, and equipment	91	88	71
Purchase of equity or debt instruments of other entities	(4,368)	(2,535)	(900)
Proceeds from sales of equity or debt instruments of other entities	3,229	735	778
Net cash flows from investing activities	(3,063)	(2,986)	(7,021)
Net cash flows from financing activities
Dividends paid	(2,182)	(1,864)	(1,790)
Dividends paid on non-controlling interests	(54)	(2)	(17)
Purchase of treasury shares	0	(1,492)	0
Proceeds from changes in ownership interests in subsidiaries that do not result in the loss of control	2,828	95	0
Proceeds from borrowings	1,680	2,132	3,622
Repayments of borrowings	(1,952)	(2,430)	(1,309)
Payments of lease liabilities	(374)	(378)	(403)
Transactions with non-controlling interests	(2)	(59)	0
Net cash flows from financing activities	(56)	(3,997)	102
Effect of foreign currency rates on cash and cash equivalents	484	(214)	110
Net decrease/increase in cash and cash equivalents	3,587	(4)	(3,313)
Cash and cash equivalents at the beginning of the period	5,311	5,314	8,627
Cash and cash equivalents at the end of the period	€ 8,898	€ 5,311	€ 5,314